AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 19, 2007
Securities Act No. 333-136914
Investment Company Act No. 811-21942

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. ___	☐

Post-Effective Amendment No. 6	☐

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 6	☐

(Check Appropriate Box or Boxes)

AIP VARIABLE INSURANCE TRUST
(Exact Name of Registrant as Specified in Charter)

701 Westchester Avenue, Suite 312-W
White Plains, New York 10604
(Address of Principal Executive Offices)(Zip Code)

1-866-569-2383
(Registrant's Telephone Number, Including Area Code)

Lee Schultheis
Alternative Investment Partners, LLC
701 Westchester Avenue, Suite 312-W
White Plains, New York 10604
(Name and Address of Agent For Service)

WITH A COPY TO:

Thomas R. Westle, Esq.
Blank Rome LLP
405 Lexington Avenue
New York, NY 10174

AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE
(Approximate Date of Proposed Public Offering)

SHARES OF BENEFICIAL INTEREST
(Title of Securities Being Registered)

It is proposed that this filing will become effective (check appropriate box):
☐	Immediately upon filing pursuant to paragraph (b).
☐	On (date) pursuant to paragraph (b).
☒	60 days after filing pursuant to paragraph (a)(1).
☐	on _______________ pursuant to paragraph (a)(1).
☐	75 days after filing pursuant to paragraph (a)(2).
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE:

THIS REGISTRATION STATEMENT INCORPORATES BY REFERENCE PARTS A AND B OF THE REGISTRATION STATEMENT ON FORM N-1A FILED WITH THE COMMISSION ON AUGUST 25, 2006 WITH ACCESSION NO. 0000894189-06-002108.

THE REGISTRANT WILL NOT SELL SHARES OF THE FUNDS UNTIL ALL COMMENTS BY THE COMMISSION HAVE BEEN RESOLVED AND THE COMMISSION HAS DECLARED THE REGISTRATION STATEMENT EFFECTIVE.

THE REGISTRANT WILL CONTINUE TO FILE AMENDMENTS TO THE REGISTRATION STATEMENT UNDER RULE 485(A) TO DELAY EFFECTIVENESS OF THIS REGISTRATION STATEMENT UNTIL ALL COMMENTS BY THE COMMISSION HAVE BEEN RESOLVED.

AIP VARIABLE INSURANCE TRUST

PART C
OTHER INFORMATION

Item 23.  EXHIBITS

(a)	Declaration of Trust [1]

(b)	Bylaws[1]

(c)	Instruments Defining Rights of Security Holders— Incorporated by reference to the Declaration of Trust and Bylaws.

(d)	Investment Advisory Agreements [2]

(e)	Underwriting Agreement[2]

(f)	Bonus or Profit Sharing Contracts — Not applicable.

(g)	Custody Agreements

(h)	Other Material Contracts

(i)	Form of Transfer Agent Servicing Agreement[2].

(ii)	Form of Administration Servicing Agreement[2].

(iii)	Form of Fund Accounting Services Agreement [2].

(iv)	Power of Attorney[2]

(v)	Research Consultant Agreement[2]

(vi)	Operating Services Agreement[2]

(vii)	Form of Shareholder Servicing Agreement[2]

(i)	Opinion and Consent of Counsel[2]

(j)	Consent of Independent Registered Public Accounting Firm[2]

(k)	Omitted Financial Statements — Not applicable.

(l)	Agreement Relating to Initial Capital[2]

(m)	Rule 12b-1 Plan — Not applicable.

(n)	Rule 18f-3 Plan — Not applicable.

(o)	Reserved

(p)	Code of Ethics

(i)	Adviser and Registrant Code of Ethics[2]

[1]	Previously filed with the Registration Statement on Form N-1A on August 25, 2006 (File No. 333-136914).

[2]	To be filed by amendment.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

The Board of Trustees of the AIP Variable Insurance Trust is the same as that of AIP Alternative Strategies Funds and the Underlying Funds Trust. Each such Trust has Alternative Investment Partners, LLC as its investment adviser. In addition, the officers of the three Trusts are substantially identical. Nonetheless, the AIP Variable Insurance Trust takes the position that it is not under common control with the other funds because the power residing in the respective boards and officers arises as the result of an official position with each respective Trust.

Asset Alliance owns a controlling interest (as defined in the 1940 Act) in the Registrant’s investment adviser, Alternative Investment Partners, LLC.  Asset Alliance is also affiliated with the Research Consultant used by Alternative Investment Partners, LLC to assist in selecting the Registrant’s sub-advisors.  Asset Alliance is a Delaware corporation established as a multi-faceted investment management firm, specializing in alternative investment management – specifically hedge funds and hedge fund products.  Asset Alliance also has a wholly owned subsidiary, Asset Alliance Advisors, Inc., a Delaware corporation established to manage investment products for high net worth and institutional investors, and provides advisory services to organizations worldwide.  Asset Alliance Advisors is registered with the U.S. Securities and Exchange Commission as a registered investment advisor under the Investment Advisors Act of 1940, as amended and is registered with the U.S. Commodity Futures Commission and the National Futures Association as a commodity pool operator and a commodity trading advisor.  Asset Alliance files separate financial statements.

Item 25.  Indemnification.

Reference is made to Article VIII of the Registrant’s Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Registrant shall indemnify each of its each of its Trustees, officers, employees and agents (including persons who serve at its request as directors, officers or trustees of another organization in which it has any interest, as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by such person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which such person may be involved or with which such person may be threatened, while in office or thereafter, by reason of such person being or having been such a Trustee, officer, employee or agent, except with respect to any matter as to which such person shall have been adjudicated, by the final and unappealable order of a court of competent jurisdiction, to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of such person’s duties, such liabilities and expenses being liabilities belonging to the Series out of which such claim for indemnification arises; provided, however, that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless there has been a determination that such person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office by the court or other body approving the settlement or other disposition or, in the absence of a judicial determination, by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that such person did not engage in such conduct, which determination shall be made by a majority of a quorum of Trustees who are neither Interested Persons of the Trust nor parties to the action, suit or proceeding, or by written opinion from independent legal counsel approved by such Trustees. The rights accruing to any person under these provisions  do not exclude any other right to which such Person may be lawfully entitled; provided that no Person may satisfy any right of indemnity or reimbursement granted herein or to which he may be otherwise entitled except out of the Trust Property. The Trustees may make advance payments in connection with indemnification under  Section 8.3; provided that any advance payment of expenses by the Trust to any Trustee, officer, employee or agent shall be made only upon the undertaking by such Trustee, officer, employee or agent to repay the advance unless it is ultimately determined that he is entitled to indemnification as above provided, and only if one of the following conditions is met:

(i)  the Trustee, officer, employee or agent to be indemnified provides a security for such Person’s undertaking;

(ii)  the Trust shall be insured against losses arising by reason of any lawful advances; or

(iii)  there is a determination, based on a review of readily available facts, that there is reason to believe that the Trustee, officer, employee or agent to be indemnified ultimately will be entitled to indemnification, which determination shall be made by a majority of a quorum of Trustees who are neither Interested Persons of the Trust nor parties to the action, suit or proceeding, or by written opinion from independent legal counsel approved by such Trustees.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 26.  Business and Other Connections of the Investment Advisors.

With respect to the Adviser, the response to this Item will be incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”), dated March 27, 2007.  The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 27.  Principal Underwriter.

(a)	Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Advisors Series Trust	The Jensen Portfolio, Inc.
AIP Alternative Strategies Funds	Julius Baer Investment Funds
AIP Underlying Funds Trust	The Kensington Funds
AIP Variable Insurance Trust	Keystone Mutual Funds
Allied Asset Advisors Funds	Kiewit Investment Fund L.P.
Alpine Equity Trust	Kirr, Marbach Partners Funds, Inc.
Alpine Income Trust	LKCM Funds
Alpine Series Trust	Masters’ Select Funds
Brandes Investment Trust	Matrix Advisors Value Fund, Inc.

Brandywine Blue Fund, Inc.	M.D. Sass
Brazos Mutual Funds	Monetta Fund, Inc.
Bridges Investment Fund, Inc.	Monetta Trust
Buffalo Funds	The MP 63 Fund, Inc.
Buffalo Balanced Fund, Inc.	MUTUALS.com
Buffalo High Yield Fund, Inc.	Nicholas Equity Income Fund, Inc.
Buffalo Large Cap Fund, Inc.	Nicholas Family of Funds, Inc.
Buffalo Small Cap Fund, Inc.	Nicholas Fund, Inc.
Buffalo USA Global Fund, Inc.	Nicholas High Income Fund, Inc.
Country Mutual Funds Trust	Nicholas II, Inc.
Cullen Funds Trust	Nicholas Limited Edition, Inc.
Everest Funds	Nicholas Money Market Fund, Inc.
Fairholme Funds, Inc.	Permanent Portfolio Funds
FFTW Funds, Inc.	Perritt Funds, Inc.
First American Funds, Inc.	Perritt MicroCap Opportunities Fund, Inc.
First American Investment Funds, Inc.	PRIMECAP Odyssey Funds
First American Strategy Funds, Inc.	Professionally Managed Portfolios
Fort Pitt Capital Funds	Prudent Bear Funds, Inc.
The Glenmede Fund, Inc.	The Purisima Funds
The Glenmede Portfolios	Quaker Investment Trust
Greenspring Fund	Rainier Investment Management Mutual Funds
Guinness Atkinson Funds	Rockland Trust
Harding, Loevner Funds, Inc.	Summit Mutual Funds, Inc.
The Hennessy Funds, Inc.	Thompson Plumb Funds, Inc.
Hennessy Mutual Funds, Inc.	TIFF Investment Program, Inc.
Hotchkis and Wiley Funds	Trust For Professional Managers
Intrepid Capital Management Funds Trust	Wexford Trust
Jacob Internet Fund Inc.	WY Funds

(b)	To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant

James R. Schoenike	President, Board Member	None

Andrew Strnad	Secretary	None

Joe Redwine	Board Member	None

Bob Kern	Board Member	None

Eric W. Falkeis	Board Member	Treasurer

Teresa Cowan	Assistant Secretary	None

The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(c)	Not applicable.

Item 28.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Transfer Agent, Fund Administrator and Fund Accountant	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Custodian	Custodial Trust Company 101 Carnegie Center Princeton, NJ 08540
Registrant’s Investment Adviser	Alternative Investment Partners, LLC 701 Westchester Avenue, Suite 205-W White Plains, New York 10604

Item 29.  Management Services Not Discussed in  Parts A and B.

Inapplicable

Item 30.  Undertakings.

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

The Registrant will continue to file amendments to the registration statement under rule 485(a) to delay effectiveness of this registration statement until all comments by the Commission have been resolved;

The Registrant will not sell shares of the Funds until the Commission has declared the Registration Statement effective; and

The Registrant will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of the Registration Statement and to include required exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of White Plains and the State of New York on the 19th day of June, 2007.

AIP VARIABLE INSURANCE TRUST

By: /s/ Lee Schultheis
Lee Schultheis, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on June 19, 2007.

Signature	Title
Lee Schultheis*	President
Lee Schultheis

Robert Anderson*	Independent Trustee
Robert Anderson

Joyce Montgomery Rocklin*	Independent Trustee
Joyce Montgomery Rocklin

Thomas Mann*	Independent Trustee
Thomas Mann

Joseph Breslin*	Independent Trustee and Chairperson
Joseph Breslin

Stephen G. Bondi*	Interested Trustee, Treasurer & Chief Financial Officer
Stephen G. Bondi

By: /s/ Lee Schultheis
Lee Schultheis, President

EXHIBIT INDEX

Exhibit	Exhibit No.